LOANS RECEIVABLE FROM AFFILIATES - Schedule of Loan Receivable Interest Income and Foreign Exchange Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable Disclosure [Line Items]
Foreign exchange gains (losses)	$ 185	$ (10)	$ (28)
Sur de Texas | Interest income and other | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Interest income	19	87	110
Sur de Texas | Foreign exchange loss/(gain), net | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Foreign exchange gains (losses)	(28)	(41)	(86)
Sur de Texas | Income from equity investments | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Interest expense	(19)	(87)	(110)
Foreign exchange gains (losses)	$ (28)	$ (41)	$ (86)